Derivatives and other liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule Of Derivative And Other Long Term Liabilities At Fair Value [Table Text Block]

Derivative and other liabilities consisted of the following:

	March 31,	December 31,
	2013	2012

Derivative liability, long-term portion	$591,078	$780,960
Long-term portion of convertible debt, net of unamortized discount	181,862	462,815
Deferred rent	41,741	58,005
Deferred tax liability	54,890	50,000
Interest payable	39,379	33,379
Conditional grant payable	30,000	30,000
Accrued term loan fee	3,482	—

	$942,432	$1,415,159

Derivative and other liabilities consisted of the following:

	December 31, 2012	December 31, 2011
Derivative liability, long-term portion	$780,960	$1,294,740
Long-term portion of convertible debt, net of unamortized discount	462,815	223,333
Deferred rent	58,005	—
Deferred tax liability	50,000	32,000
Interest payable	33,379	8,982
Conditional grant payable	30,000	—
	$1,415,159	$1,559,055